DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Detailed Information about Foreign Exchange Contracts (Details) $ in Thousands	Dec. 31, 2025 USD ($)
CAD | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	1.35
CAD | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	1.41
CAD | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 289,000
CAD | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 55,000
BRL | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	5.80
BRL | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	6.35
BRL | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 159,000
BRL | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 4,000
MXN | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	19.29
MXN | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	22.80
MXN | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 5,000
MXN | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 0